Revenue from Contracts with Customers - Schedule of Total Revenue by Region (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation Of Revenue [Line Items]
Revenues	$ 31,574	$ 28,702	$ 32,747	$ 24,400	$ 23,125	$ 24,142	$ 22,384	$ 22,461	$ 117,423	$ 92,112	$ 90,281
Transferred At Point In Time [Member]
Disaggregation Of Revenue [Line Items]
Revenues									117,423	92,112	90,281
Transferred At Point In Time [Member] | Domestic [Member]
Disaggregation Of Revenue [Line Items]
Revenues									97,703	78,580	77,590
Transferred At Point In Time [Member] | International [Member]
Disaggregation Of Revenue [Line Items]
Revenues									$ 19,720	$ 13,532	$ 12,691